Summary of Significant Accounting Policies - Summary of Derivative Position (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / Derivative	Dec. 31, 2017 USD ($) $ / Derivative
Brazil, Brazil Real [member]
Derivative [Line Items]
Notional amount	$ 9,700,000
Type	Purchase
Due	Mar- 19
Avg Price | $ / Derivative	4.190
Fair value	$ (760,000)
Chile Pesos [member]
Derivative [Line Items]
Notional amount	$ 7,000,000	$ 8,500,000
Type	Purchase	Purchase
Due	Jan / Feb- 19	Jan-18
Avg Price | $ / Derivative	689.290	634.490
Fair value	$ 92,000	$ (260,000)
Mexican Pesos [member]
Derivative [Line Items]
Notional amount	$ 2,000,000	$ 7,000,000
Type	Sell	Sell
Due	Feb - 19	Jan / Feb-18
Avg Price | $ / Derivative	19.750	19.270
Fair value	$ 0	$ (214,000)
Argentine Pesos [member]
Derivative [Line Items]
Notional amount		$ 2,000,000
Type		Purchase
Due		Jan-18
Avg Price | $ / Derivative		17.835
Fair value		$ 115,000